FINANCING INCOME, NET	12 Months Ended
Dec. 31, 2013
FINANCING INCOME, NET [Abstract]
FINANCING INCOME, NET
NOTE 14	-	FINANCING INCOME, NET

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011

Short-term interest expenses, commissions and other	(1,201)	(873)	(224)
Gains (losses) on derivative financial instruments	-	-	(314)
Gains in respect of marketable securities	-	2	22
Interest expenses in respect of long-term loans	(4)	(8)	(12)
Interest income in respect of deposit	1,998	1,770	1,817
Exchange rate differences and others, net	(555)	96	811
	238	987	2,100